Benefits Expected to be Paid in each of Next Five Years, and in Aggregate for Five Years Thereafter which Reflect Estimated Future Employee Service - Other Postretirement Benefit Plan (Detail) (Other Postretirement Benefit Plans, Defined Benefit, JPY ¥)
In Millions, unless otherwise specified
Mar. 31, 2012
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2013	¥ 629
2014	656
2015	676
2016	692
2017	713
Through 2018-2022	¥ 3,882